Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning	¥ 15,333,693
Balance at ending	17,067,365	¥ 15,333,693
Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning	33,867,518	32,359,692
Additions	5,758,408	5,746,060
Sales or disposal	(3,352,824)	(3,851,888)
Foreign currency translation adjustments	1,844,836	(316,737)
Transfer to assets held for sale	(1,308,970)
Other	(237,603)	(69,609)
Balance at ending	36,571,364	33,867,518
Accumulated depreciation, amortisation and impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning	(18,533,826)	(18,101,905)
Depreciation	(2,215,854)	(2,105,601)
Impairment losses	(8,825)
Sales or disposal	1,345,122	1,553,891
Foreign currency translation adjustments	(900,016)	155,090
Transfer to assets held for sale	826,852
Other	(17,453)	(35,301)
Balance at ending	(19,504,000)	(18,533,826)
Land [Member] | Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning	1,428,122	1,441,811
Additions	5,806	7,622
Sales or disposal	(2,901)	(22,255)
Reclassification from construction in progress	57,729	15,842
Foreign currency translation adjustments	27,751	41
Transfer to assets held for sale	(165,526)
Other	644	(14,940)
Balance at ending	1,351,625	1,428,122
Land [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning	(6,927)	(6,985)
Sales or disposal	494	1,244
Foreign currency translation adjustments	(262)	(94)
Transfer to assets held for sale	424
Other	(794)	(1,091)
Balance at ending	(7,065)	(6,927)
Buildings [Member] | Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning	6,170,063	5,884,749
Additions	122,961	74,469
Sales or disposal	(69,841)	(60,228)
Reclassification from construction in progress	312,901	292,601
Foreign currency translation adjustments	184,418	(47,461)
Transfer to assets held for sale	(428,406)
Other	(7,190)	25,932
Balance at ending	6,284,907	6,170,063
Buildings [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning	(3,867,037)	(3,753,786)
Depreciation	(219,752)	(169,778)
Impairment losses	(3,981)
Sales or disposal	59,041	52,062
Foreign currency translation adjustments	(110,778)	30,142
Transfer to assets held for sale	260,039
Other	(2,135)	(25,678)
Balance at ending	(3,884,604)	(3,867,037)
Machinery and equipment [Member] | Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning	16,621,243	16,469,032
Additions	468,039	295,719
Sales or disposal	(615,221)	(561,258)
Reclassification from construction in progress	882,157	572,844
Foreign currency translation adjustments	865,647	(154,892)
Transfer to assets held for sale	(698,884)
Other	(13,603)	(202)
Balance at ending	17,509,377	16,621,243
Machinery and equipment [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning	(13,157,598)	(12,719,614)
Depreciation	(1,015,844)	(1,039,696)
Impairment losses	(4,844)
Sales or disposal	540,537	516,767
Foreign currency translation adjustments	(671,336)	109,227
Transfer to assets held for sale	566,214
Other	(16,190)	(24,281)
Balance at ending	(13,759,061)	(13,157,598)
Vehicles and equipment on operating leases [Member] | Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning	8,051,945	7,523,911
Additions	3,657,892	3,866,922
Sales or disposal	(2,620,534)	(3,185,673)
Reclassification from construction in progress	55	187
Foreign currency translation adjustments	677,356	(94,981)
Transfer to assets held for sale	(652)
Other	(60,414)	(58,420)
Balance at ending	9,705,647	8,051,945
Vehicles and equipment on operating leases [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning	(1,498,586)	(1,619,009)
Depreciation	(980,258)	(896,127)
Sales or disposal	745,050	983,818
Foreign currency translation adjustments	(117,577)	15,759
Transfer to assets held for sale	4
Other	1,273	16,972
Balance at ending	(1,850,094)	(1,498,586)
Construction in progress [Member] | Gross carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning	1,596,145	1,040,188
Additions	1,503,710	1,501,327
Sales or disposal	(44,327)	(22,473)
Reclassification from construction in progress	(1,252,842)	(881,473)
Foreign currency translation adjustments	89,663	(19,444)
Transfer to assets held for sale	(15,502)
Other	(157,040)	(21,979)
Balance at ending	1,719,808	1,596,145
Construction in progress [Member] | Accumulated depreciation, amortisation and impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning	(3,678)	(2,510)
Foreign currency translation adjustments	(63)	55
Transfer to assets held for sale	172
Other	393	(1,223)
Balance at ending	¥ (3,175)	¥ (3,678)